FEDERATED INVESTMENT SERIES FUNDS, INC.

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

JANUARY 28, 2011

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:         FEDERATED INVESTMENT SERIES FUNDS, INC. (the “Corporation”)
Federated Bond Fund
1933 Act File No. 33-48847
1940 Act File No. 811-58429

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Corporation hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated January 31, 2011, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Corporation.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 36 on January 27, 2011.

If you have any questions regarding this certification, please contact me at (412) 288-2614.

Very truly yours,

/s/ Andrew P. Cross
Andrew P. Cross
Assistant Secretary